Prepayments and other current assets	12 Months Ended
Mar. 31, 2026
Prepayments And Other Current Assets
Prepayments and other current assets

6.	Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of March 31,
	2026	2025
Prepaid VAT	48,046	—
Prepaid service fees	$5,842	$53,461
Total	$53,888	$53,461

Prepaid service fees for the years ended March 31, 2025 represent telecommunications service fees and resource usage fees paid in advance to institutions of higher education to obtain access to their online course resources.

Prepaid service fees for the years ended March 31, 2026 refer to promotional expenses incurred for marketing purposes. The prepayments are generally short-term in nature and are amortized over the related service period.